Related Parties - Summary of Transaction with Entity Providing Key Management Personnel Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Key management personnel services	$ 4	$ 2	$ 2
Consultancy services	$ 28	$ 26	$ 22